EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY





                  Please detach at perforation before mailing.



PROXY                   PAINEWEBBER UTILITY INCOME FUND                    PROXY
               (A SERIES OF PAINEWEBBER MANAGED INVESTMENTS TRUST)

                 SPECIAL MEETING OF SHAREHOLDERS - JUNE 12, 2000

THIS PROXY IS BEING SOLICITED FOR THE BOARD OF TRUSTEES OF PAINEWEBBER MANAGED INVESTMENTS TRUST ("TRUST") ON BEHALF OF PAINEWEBBER UTILITY INCOME FUND, A SERIES OF THE TRUST. The undersigned hereby appoints as proxies SCOTT GRIFF and EVELYN DESIMONE, and each of them (with the power of substitution) to vote for the undersigned all shares of common stock of the undersigned in PaineWebber Utility Income Fund, a series of PaineWebber Managed Investments Trust, at the above referenced meeting and any adjournment thereof, with all the power the undersigned would have if personally present. The shares represented by this proxy will be voted as instructed on the reverse side of this proxy card. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL RELATING TO PAINEWEBBER UTILITY INCOME FUND.

                                CONTROL NUMBER:  999 9999 9999 999

                                If shares are held by an individual, sign your name exactly as it appears on this card. If shares are held jointly, either party may sign, but the name of the party signing should conform exactly to the name shown on this proxy card. If shares are held by a corporation, partnership or similar account, the name and the capacity of the individual signing the proxy card should be indicated - for example: "ABC Corp., John Doe, Treasurer."

                                ------------------------------------------------
                                Signature

                                ------------------------------------------------
                                Signature (if held jointly)

                                ------------------------------------------, 2000
                                Date




             PLEASE MARK YOUR VOTE ON THE REVERSE SIDE OF THIS CARD.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY







                  Please detach at perforation before mailing.



THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE PROPOSAL. PLEASE INDICATE YOUR VOTE BY FILLING IN THE BOX COMPLETELY. EXAMPLE: /X/


                                                  FOR       AGAINST      ABSTAIN

1.   Approval of the  Agreement  and Plan of      /_/         /_/          /_/
     Reorganization   and  Termination  that
     provides   for   the   combination   of
     PaineWebber   Utility  Income  Fund,  a
     series    of    PaineWebber     Managed
     Investments   Trust   and   PaineWebber
     Balanced  Fund, a series of PaineWebber
     Master Series, Inc.





               PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD.